Other operating income and expenses (Tables)	6 Months Ended
Jun. 30, 2023
Other operating income and expenses [Abstract]
Other operating income
The table below shows the detail of Other operating income and expenses for the six-month periods ended June 30, 2023, and 2022:

Other operating income	For the six-month period ended June 30,
	2023	2022
	($ in thousands)
Grants (Note 16)	29,349	29,661
Insurance proceeds and other	11,130	6,375
Total	40,479	36,036

Other operating expenses
Other operating expenses	For the six-month period ended June 30,
	2023	2022
	($ in thousands)
Raw materials and consumables used	(18,041)	(9,315)
Leases and fees	(6,603)	(5,646)
Operation and maintenance	(60,382)	(76,853)
Independent professional services	(20,496)	(19,676)
Supplies	(18,590)	(27,573)
Insurance	(21,000)	(23,683)
Levies and duties	(7,851)	(8,700)
Other expenses	(8,324)	(7,650)
Total	(161,287)	(179,096)